UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS CONVERTIBLE FUND

FORM N-Q

APRIL 30, 2006

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited)	April 30, 2006
Face Amount	Rating‡	Security	Value

CONVERTIBLE BONDS & NOTES — 79.3%
CONSUMER DISCRETIONARY — 9.0%
Hotels, Restaurants & Leisure — 3.8%
$700,000	A-	Carnival Corp., 1.132% due 4/29/33	$485,625
3,100,000	B+	CBRL Group Inc., zero coupon bond to yield 2.891% due 4/3/32	1,491,875
500,000	B-	CKE Restaurants Inc., 4.000% due 10/1/23	930,625
800,000	BB	Hilton Hotels Corp., Senior Notes, 3.375% due 4/15/23	1,013,000
		Total Hotels, Restaurants & Leisure	3,921,125
Media — 1.4%
		Charter Communications Inc., Senior Notes, Class A Shares:
1,372,000	CCC-	5.875% due 11/16/09	1,022,140
528,000	CCC-	5.875% due 11/16/09 (a)	393,360
		Total Media	1,415,500
Specialty Retail — 3.8%
800,000	BBB-	Best Buy Co. Inc., 2.250% due 1/15/22	1,021,000
1,400,000	NR	Men’s Wearhouse Inc., Senior Notes, 3.125% due 10/15/23	1,834,000
900,000	B-	Pier 1 Imports Inc., 6.375% due 2/15/36 (a)	999,000
		Total Specialty Retail	3,854,000
		TOTAL CONSUMER DISCRETIONARY	9,190,625
ENERGY — 3.4%
Energy Equipment & Services — 3.4%
600,000	BBB+	Halliburton Co., Senior Notes, 3.125% due 7/15/23	1,266,750
1,500,000	BB-	Pride International Inc., 3.250% due 5/1/33	2,182,500
		TOTAL ENERGY	3,449,250
FINANCIALS — 2.7%
Capital Markets — 1.7%
1,500,000	Aa3(b)	Merrill Lynch & Co. Inc., Senior Notes, zero coupon bond due 3/13/32	1,701,450
Real Estate Investment Trusts (REITs) — 1.0%
800,000	BB-	Host Marriott LP, 3.250% due 4/15/24 (a)	1,019,000
		TOTAL FINANCIALS	2,720,450
HEALTH CARE — 24.3%
Biotechnology — 13.4%
500,000	NR	Alexion Pharmaceuticals Inc., Senior Notes, 1.375% due 2/1/12	614,375
		Amgen Inc.:
1,950,000	A+	Zero coupon bond to yield 1.147% due 3/1/32	1,445,438
950,000	A+	Senior Notes, 0.375% due 2/1/13 (a)	907,250
		BioMarin Pharmaceuticals Inc.:
500,000	CCC	2.500% due 3/29/13	501,875
1,300,000	CCC	Subordinated Notes, 3.500% due 6/15/08 (a)	1,309,750
700,000	NR	CV Therapeutics Inc., Senior Subordinated Notes, 2.750% due 5/16/12	890,750
1,100,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	1,013,375
1,000,000	BBB	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	1,038,750
1,000,000	NR	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (a)	876,250
1,825,000	NR	Invitrogen Corp., Senior Notes, 1.500% due 2/15/24	1,537,562
900,000	NR	Nektar Therapeutics, 3.250% due 9/28/12 (a)	1,069,875
		NPS Pharmaceuticals Inc., Senior Notes:
1,300,000	NR	3.000% due 6/15/08 (a)	1,152,125
400,000	NR	3.000% due 6/15/08	354,500
1,300,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	965,250
		Total Biotechnology	13,677,125

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006
Face Amount	Rating‡	Security	Value

Health Care Equipment & Supplies — 2.7%
$400,000	NR	Cooper Companies Inc., Senior Debentures, 2.625% due 7/1/23	$526,500
900,000	BB+	Fisher Scientific International Inc., 3.250% due 3/1/24	986,625
1,300,000	AA-	Medtronic Inc., Senior Notes, 1.500% due 4/15/11 (a)	1,295,125
		Total Health Care Equipment & Supplies	2,808,250
Health Care Providers & Services — 6.3%
		LifePoint Hospitals Inc.:
1,700,000	B+	3.250% due 8/15/25	1,451,375
1,500,000	B+	3.250% due 8/15/25 (a)	1,280,625
850,000	BB+	Omnicare Inc., 3.250% due 12/15/35	838,313
770,000	A-	Pacificare Health Systems Inc., 3.000% due 10/15/32	2,805,687
		Total Health Care Providers & Services	6,376,000
Pharmaceuticals — 1.9%
1,600,000	BBB	Teva Pharmaceutical Finance NV, Debentures, Series B, 0.250% due 2/1/24	1,902,000
		TOTAL HEALTH CARE	24,763,375
INDUSTRIALS — 16.0%
Aerospace & Defense — 5.2%
900,000	BB-	AAR Corp., Senior Notes, 1.750% due 2/1/26 (a)	977,625
800,000	B+	Armor Holdings Inc., Subordinated Notes, 2.000% due 11/1/24	1,014,000
		L-3 Communications Corp.:
1,500,000	BB+	3.000% due 8/1/35 (a)	1,500,000
200,000	BB+	3.000% due 8/1/35	200,000
1,400,000	BBB+	Lockheed Martin Corp., 4.499% due 8/15/33 (c)	1,629,740
		Total Aerospace & Defense	5,321,365
Airlines — 1.5%
650,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07	637,813
1,000,000	NR	Frontier Airlines Inc., 5.000% due 12/15/25	917,500
		Total Airlines	1,555,313
Building Products — 2.7%
4,500,000	BBB+	Masco Corp., zero coupon bond to yield 3.100% due 7/20/31	2,098,125
400,000	NR	NCI Building Systems Inc., 2.125% due 11/15/24	671,000
		Total Building Products	2,769,125
Electrical Equipment — 1.2%
2,000,000	BB-	Roper Industries Inc., 1.481% due 1/15/34	1,245,000
Industrial Conglomerates — 1.0%
1,100,000	AA	3M Co., Senior Notes, zero coupon bond to yield 2.234% due 11/21/32	1,007,875
Machinery — 3.5%
1,200,000	B+	Actuant Corp., 2.000% due 11/15/23	2,004,000
1,600,000	A+	Danaher Corp., zero coupon bond to yield 1.601% due 1/22/21	1,502,000
		Total Machinery	3,506,000
Trading Companies & Distributors — 0.9%
500,000	B	WESCO International Inc., 2.625% due 10/15/25 (a)	945,625
		TOTAL INDUSTRIALS	16,350,303
INFORMATION TECHNOLOGY — 19.2%
Communications Equipment — 7.0%
2,300,000	NR	ADC Telecommunications Inc., 5.045% due 6/15/13 (c)	2,438,000
1,700,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	1,646,875
1,200,000	BB	Juniper Networks Inc., Senior Notes, zero coupon bond due 6/15/08	1,273,500

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006
Face Amount	Rating‡	Security	Value

Communications Equipment (continued)
$2,100,000	NR	SafeNet Inc., 2.500% due 12/15/10 (a)	$1,816,500
		Total Communications Equipment	7,174,875
Computers & Peripherals — 1.4%
		Electronics for Imaging Inc., Senior Notes:
600,000	NR	1.500% due 6/1/23 (a)	674,250
200,000	NR	1.500% due 6/1/23	224,750
750,000	D	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09 †	491,250
		Total Computers & Peripherals	1,390,250
Internet Software & Services — 3.4%
800,000	NR	Openwave Systems, Inc., Subordinated Notes, 2.750% due 9/9/08	946,000
900,000	NR	RealNetworks Inc., zero coupon bond to yield 2.608% due 7/1/10	1,064,250
1,200,000	NR	Sina Corp., zero coupon bond due 7/15/23	1,414,500
		Total Internet Software & Services	3,424,750
IT Services — 1.2%
1,100,000	NR	Euronet Worldwide Inc., Debenture, 3.500% due 10/15/25	1,256,750
Semiconductors & Semiconductor Equipment — 2.1%
1,050,000	CCC	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07	1,044,750
800,000	NR	RF Micro Devices Inc., 1.500% due 7/1/10	1,048,000
		Total Semiconductors & Semiconductor Equipment	2,092,750
Software — 4.1%
1,100,000	BBB-	Amdocs Ltd., 0.500% due 3/15/24	1,106,875
		Mentor Graphics Corp.:
725,000	NR	6.250% due 3/1/26 (a)	799,312
		Subordinated Notes:
550,000	NR	6.360% due 8/6/23 (a)(c)	533,500
350,000	NR	6.360% due 8/6/23 (c)	339,500
		Open Solutions Inc.:
1,890,000	NR	1.467% due 2/2/35 (a)	1,117,462
510,000	NR	1.467% due 2/2/35	301,538
		Total Software	4,198,187
		TOTAL INFORMATION TECHNOLOGY	19,537,562
TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 0.7%
650,000	CCC+	Time Warner Telecom Inc., Senior Debentures,
		2.375% due 4/1/26	722,313
Wireless Telecommunication Services — 4.0%
900,000	CCC	Dobson Communications Corp., 1.500% due 10/1/25 (a)	964,125
1,700,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (e)	1,062,500
1,500,000	NR	NII Holdings Inc., 2.750% due 8/15/25 (a)	2,030,625
		Total Wireless Telecommunication Services	4,057,250
		TOTAL TELECOMMUNICATION SERVICES	4,779,563
		TOTAL CONVERTIBLE BONDS & NOTES
		(Cost — $75,777,648)	80,791,128
CORPORATE NOTE — 0.2%
Energy Equipment & Services — 0.2%
2,750,000	NR	Friede Goldman Halter Inc., 4.500% due 12/15/09 (d)(f)
		(Cost — $1,914,950)	226,875
Shares

COMMON STOCKS — 9.1%
CONSUMER DISCRETIONARY — 0.9%
Specialty Retail — 0.9%
34,000		Staples Inc.	897,940

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006
Shares	Security	Value

ENERGY — 0.6%
Energy Equipment & Services — 0.6%
14,000	Rowan Cos. Inc.	$620,620
FINANCIALS — 4.3%
Commercial Banks — 2.0%
49,000	Commerce Bancorp Inc.	1,976,660
Consumer Finance — 0.9%
10,300	Capital One Financial Corp.	892,392
Thrifts & Mortgage Finance — 1.4%
36,000	Countrywide Financial Corp.	1,463,760
	TOTAL FINANCIALS	4,332,812
HEALTH CARE — 0.2%
Biotechnology — 0.2%
110,000	Oscient Pharmaceuticals Corp. *	195,800
INFORMATION TECHNOLOGY — 2.6%
Communications Equipment — 1.0%
38,000	Corning Inc. *	1,049,940
Internet Software & Services — 0.7%
26,000	Sohu.com Inc. *	721,500
IT Services — 0.9%
16,000	Affiliated Computer Services Inc., Class A Shares *	892,160
	TOTAL INFORMATION TECHNOLOGY	2,663,600
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
21,000	Sprint Nextel Corp.	520,800
	TOTAL COMMON STOCKS
	(Cost — $6,096,677)	9,231,572
CONVERTIBLE PREFERRED STOCKS — 9.4%
CONSUMER DISCRETIONARY — 1.3%
Media — 1.3%
1,500	Interpublic Group of Cos., Inc., 5.250% due 12/31/49 (a)	1,385,437
FINANCIALS — 3.9%
Real Estate Investment Trusts (REITs) — 1.0%
15,000	Simon Property Group Inc., 6.000% due 12/31/49	1,007,100
Thrifts & Mortgage Finance — 2.9%
19,500	Annaly Mortgage Management Inc., Series B, 6.000% due 12/31/49	537,225
6,600	Doral Financial Corp., 4.750% due 12/31/49	957,825
31,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	1,433,750
	Total Thrifts & Mortgage Finance	2,928,800
	TOTAL FINANCIALS	3,935,900
HEALTH CARE — 1.1%
Health Care Providers & Services — 1.1%
15,100	Omnicare Capital Trust II, Series B, 4.000% due 6/15/33	1,113,625
INDUSTRIALS — 2.0%
Trading Companies & Distributors — 2.0%
42,000	United Rentals Trust I, 6.500% due 8/1/28	2,005,500
UTILITIES — 1.1%
Independent Power Producers & Energy Traders — 1.1%
850	NRG Energy Inc., 4.000% due 12/31/49 (a)	1,110,419
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $9,641,055)	9,550,881

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006
Face Amount	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $93,430,330)	$99,800,456

SHORT-TERM INVESTMENT — 0.9%
Repurchase Agreement — 0.9%
$941,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill
	Lynch, Pierce, Fenner & Smith, Inc., 4.790% due 5/1/06; Proceeds at maturity -
	$941,376; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375%
	due 4/30/06 to 4/15/11; Market value - $959,826)
	(Cost — $941,000)	941,000
	TOTAL INVESTMENTS — 98.9% (Cost — $94,371,330#)	100,741,456
	Other Assets in Excess of Liabilities — 1.1%	1,105,323
	TOTAL NET ASSETS — 100.0%	$101,846,779
*	Non-income producing security.
†	Security is in default, subsequent to April 30, 2006.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(d)	Security is currently in default.
(e)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Convertible Fund (formerly known as SB Convertible Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,574,458
Gross unrealized depreciation	(5,204,332)
Net unrealized appreciation	$6,370,126

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006